Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Net sales	$ 2,606.8	$ 2,506.6	$ 2,054.5
Total Identifiable Assets	4,028.3	4,032.6
Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	2,391.4	2,345.7
General Corporate
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,636.9	1,686.9
North America
Segment Reporting Information [Line Items]
Net sales	1,817.0	1,691.5	1,592.8
North America | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,324.8	1,294.6
Australia
Segment Reporting Information [Line Items]
Net sales	290.4	315.1	301.1
Australia | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	220.0	235.4
Germany
Segment Reporting Information [Line Items]
Net sales	135.7	137.1	2.1
Germany | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	519.3	512.3
New Zealand
Segment Reporting Information [Line Items]
Net sales	72.2	79.1	76.8
New Zealand | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	32.4	39.2
Other Countries
Segment Reporting Information [Line Items]
Net sales	291.5	283.8	$ 81.7
Other Countries | Operating Segments
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 294.9	$ 264.2